Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Provisions [abstract]
Provisions

	As at 30.06.21	As at 31.12.20
	£m	£m
Customer redress	51	44
Legal, competition and regulatory matters	207	222
Redundancy and restructuring	22	44
Undrawn contractually committed facilities and guarantees	572	769
Onerous contracts	4	6
Sundry provisions	95	123
Total	951	1,208